AMERICAN GENERAL LIFE INSURANCE COMPANY

PLATINUM CHOICE VUL 2

VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

SUPPLEMENT DATED AUGUST 28, 2020

TO PROSPECTUSES

AS SUPPLEMENTED

PLEASE NOTE THESE CHANGES TO THE ADMINISTRATIVE CENTER AND HOME OFFICE ADDRESSES FOR CORRESPONDENCE AND OTHER

INQUIRIES

American General Life Insurance Company is amending its variable universal life insurance Policy prospectus for the sole purpose of updating the Administrative Center and Home Office Addresses for correspondence and other inquiries effective October 7, 2020. Below is the Contact Information as restated with these updated addresses:

CONTACT INFORMATION

Addresses and telephone numbers:

Here is how you can contact us about the Platinum Choice VUL 2 Policies.

The following is the Contact Information for Policies for which an application was signed after June 30, 2017.

ADMINISTRATIVE CENTER:	HOME OFFICE:	PREMIUM PAYMENTS:

(Express Delivery)

VUL Administration

2727-A Allen Parkway, 6th Floor

Houston, Texas 77019

1-713-831-3443, 1-800-340-2765

(Hearing Impaired) 1-888-436-5256

Fax: 1-844-430-2639

(Except premium payments)

(U.S. Mail) VUL Administration P.O. Box 818016 Cleveland, Ohio 44181	2727-A Allen Parkway, 6th Floor Houston, Texas 77019 1-713-831-3443 1-800-340-2765

(Express Delivery)

American General Life Insurance Company

Payment Processing Center

Remitco

ATTN: AIG Box 650103

1010 West Mockingbird, Suite 100

Dallas, TX 75247

(U.S. Mail)

American General Life Insurance Company

P.O. Box 650103

Dallas, TX 75265-0103

The following is the Contact Information for Policies for which an application was signed before July 1, 2017.
ADMINISTRATIVE CENTER:	HOME OFFICE:	PREMIUM PAYMENTS:

(Express Delivery)

VUL Administration

2727-A Allen Parkway, 6th Floor

Houston, Texas 77019

1-713-831-3443, 1-800-340-2765

(Hearing Impaired) 1-888-436-5256

Fax: 1-844-430-2639

(Except premium payments)

(U.S. Mail) VUL Administration P.O. Box 818016 Cleveland, Ohio 44181	2727-A Allen Parkway, 6th Floor Houston, Texas 77019 1-713-831-3443 1-800-340-2765

(Express Delivery)

American General Life Insurance Company

Payment Processing Center
8430 West Bryn Mawr Avenue

3rd Floor Lockbox 0993

Chicago, IL 60631

(U.S. Mail)

American General Life Insurance Company

Payment Processing Center

P.O. Box 0993

Carol Stream, IL 60132-0993

Any mail sent to the prior addresses after October 7, 2020 may result in delays in our receipt of your correspondence and other inquiries.

For a period of time, we may provide you with forms, confirmations, statements and other reports which contain the prior addresses.

If you have any questions, please contact our Variable Universal Life Operations at 1-800-340-2765.

2